UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.0%
Honeywell International	130,000	$13,656,500

AIR FREIGHT & LOGISTICS — 3.2%
United Parcel Service, Cl B	210,000	21,495,600

AUTOMOBILES — 3.0%
Ford Motor	1,400,000	20,762,000

BANKS — 9.9%
BB&T	500,000	20,135,000
Citigroup	370,000	21,630,200
Citizens Financial Group	525,000	13,686,750
Regions Financial	1,250,000	12,987,500

		68,439,450

BEVERAGES — 3.0%
Coca-Cola	504,000	20,704,320

BIOTECHNOLOGY — 2.0%
Baxalta	425,000	13,952,750

CHEMICALS — 3.6%
Dow Chemical	254,000	11,953,240
Monsanto	125,000	12,736,250

		24,689,490

COMMUNICATIONS EQUIPMENT — 3.0%
QUALCOMM	315,000	20,282,850

CONSUMER FINANCE — 7.9%
American Express	260,000	19,775,600
Capital One Financial	260,000	21,138,000
Synchrony Financial *	385,000	13,228,600

		54,142,200

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Verizon Communications	425,000	19,885,750

ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes	200,000	11,630,000

FOOD & STAPLES RETAILING — 2.1%
CVS Health	130,000	14,621,100

FOOD PRODUCTS — 1.5%
Tyson Foods, Cl A	227,095	10,071,664

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	300,000	$15,207,000

HEALTH CARE PROVIDER & SERVICES — 3.9%
Aetna	110,000	12,426,700
Universal Health Services, Cl B	96,000	13,942,080

		26,368,780

HOTELS, RESTAURANTS & LEISURE — 5.6%
McDonald’s	200,000	19,972,000
MGM Resorts International *	950,000	18,639,000

		38,611,000

INSURANCE — 4.8%
MetLife	370,000	20,623,800
Willis Group Holdings	270,000	12,552,300

		33,176,100

INTERNET SOFTWARE & SERVICES — 2.8%
Google, Cl A *	29,000	19,067,500

IT SERVICES — 2.0%
Amdocs	240,000	14,076,000

LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies	340,000	13,923,000

MEDIA — 2.0%
Comcast, Cl A	220,000	13,730,200

OIL, GAS & CONSUMABLE FUELS — 3.7%
Anadarko Petroleum	175,000	13,011,250
EOG Resources	160,000	12,350,400

		25,361,650

PHARMACEUTICALS — 7.0%
AbbVie	285,000	19,952,850
AstraZeneca ADR	430,000	14,529,700
Novartis ADR	134,000	13,902,500

		48,385,050

PROFESSIONAL SERVICES — 4.2%
ManpowerGroup	160,000	14,476,800
Nielsen	300,000	14,538,000

		29,014,800

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Host Hotels & Resorts	675,000	13,081,500

SOFTWARE — 5.1%
Activision Blizzard	575,000	14,829,250
Oracle	515,000	20,569,100

		35,398,350

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.1%
EMC	800,000	$21,512,000

TOTAL COMMON STOCK (Cost $540,974,035)		661,246,604

SHORT-TERM INVESTMENT (A) — 5.3%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $36,420,506)	36,420,506	36,420,506

TOTAL INVESTMENTS — 101.4% (Cost $577,394,541) †		$697,667,110

Percentages are based on Net Assets of $688,072,621.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 securities.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $577,394,541, and the unrealized appreciation and depreciation were $132,923,755 and $(12,651,186), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.8%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.1%
Triumph Group	16,792	$904,249

AIR FREIGHT & LOGISTICS — 2.4%
Expeditors International of Washington	21,607	1,012,720

BANKS — 10.1%
BankUnited	31,903	1,165,098
CIT Group	22,858	1,075,240
Umpqua Holdings	55,135	978,095
Zions Bancorporation	35,938	1,120,906

		4,339,339

CHEMICALS — 4.2%
Huntsman	44,118	838,242
Scotts Miracle-Gro, Cl A	15,588	941,360

		1,779,602

CONSUMER FINANCE — 2.3%
Navient	63,135	991,219

CONTAINERS & PACKAGING — 2.2%
Owens-Illinois *	43,686	932,696

DISTRIBUTORS — 2.9%
LKQ *	39,112	1,230,464

ELECTRIC UTILITIES — 2.3%
Pinnacle West Capital	16,096	993,284

ELECTRONICS EQUIPMENT — 4.7%
Bruker *	52,730	1,109,966
Jabil Circuit	44,183	894,706

		2,004,672

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
ResMed	18,640	1,080,188

HEALTH CARE PROVIDER & SERVICES — 2.9%
Health Net *	18,356	1,227,282

INSURANCE — 2.5%
Reinsurance Group of America, Cl A	11,163	1,077,453

INTERNET SOFTWARE & SERVICES — 2.5%
IAC	13,756	1,062,789

IT SERVICES — 10.5%
Amdocs	19,421	1,139,042
Booz Allen Hamilton Holding, Cl A	41,108	1,139,925

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
IT SERVICES — continued
MAXIMUS	17,610	$1,201,178
VeriFone Systems *	31,286	1,006,783

		4,486,928

LIFE SCIENCES TOOLS & SERVICES — 2.5%
PerkinElmer	20,641	1,092,322

MACHINERY — 4.1%
Crane	16,566	881,311
Timken	26,392	880,965

		1,762,276

MARINE — 2.0%
Kirby *	11,833	856,828

OIL, GAS & CONSUMABLE FUELS — 2.2%
Cimarex Energy	9,126	950,199

PROFESSIONAL SERVICES — 2.7%
ManpowerGroup	12,591	1,139,234

SEMI-CONDUCTORS & INSTRUMENTS — 5.1%
Maxim Integrated Products	30,781	1,047,785
Synaptics *	14,094	1,118,782

		2,166,567

SOFTWARE — 5.0%
PTC *	27,593	1,003,005
Synopsys *	22,127	1,124,937

		2,127,942

SPECIALTY RETAIL — 2.2%
Urban Outfitters *	28,683	935,639

TEXTILES, APPAREL & LUXURY GOODS — 4.6%
Fossil Group *	11,946	821,288
PVH	9,733	1,129,417

		1,950,705

TRADING COMPANIES & DISTRIBUTORS — 2.3%
GATX	18,360	973,814

TOTAL COMMON STOCK (Cost $35,989,526)		37,078,411

SHORT-TERM INVESTMENT (A) — 12.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $5,192,389)	5,192,389	5,192,389

TOTAL INVESTMENTS — 99.0% (Cost $41,181,915) †		$42,270,800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2015 (Unaudited)

Percentages are based on Net Assets of $42,710,569.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, the Fund held no Level 3 securities.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $41,181,915, and the unrealized appreciation and depreciation were $3,116,613 and $(2,027,728), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-0900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.0%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 1.8%
Triumph Group	382,000	$20,570,700

BANKS — 9.7%
BankUnited	768,000	28,047,360
BBCN Bancorp	1,365,000	20,952,750
Cathay General Bancorp	321,055	10,309,076
TCF Financial	1,706,000	28,080,760
Umpqua Holdings	1,349,530	23,940,662

		111,330,608

BIOTECHNOLOGY — 2.0%
AMAG Pharmaceuticals *	361,000	23,067,900

CHEMICALS — 1.8%
Cabot	572,085	20,125,950

COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink’s	553,000	17,270,190

COMMUNICATIONS EQUIPMENT — 1.9%
JDS Uniphase *	1,929,000	21,392,610

DISTRIBUTORS — 2.1%
Beacon Roofing Supply *	682,240	23,878,400

DIVERSIFIED CONSUMER SERVICES — 2.1%
Sotheby’s	571,000	23,884,930

ELECTRIC UTILITIES — 2.1%
Portland General Electric	683,000	24,594,830

ELECTRICAL EQUIPMENT — 6.1%
EnerSys	389,000	24,293,050
Generac Holdings *	616,000	21,603,120
Regal-Beloit	349,000	24,231,070

		70,127,240

ENERGY EQUIPMENT & SERVICES — 1.4%
US Silica Holdings	735,000	16,552,200

HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Haemonetics *	598,000	23,925,980
Integra LifeSciences Holdings *	277,000	17,764,010

		41,689,990

HEALTH CARE PROVIDER & SERVICES — 2.1%
Magellan Health *	405,000	24,538,950

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE TECHNOLOGY — 1.4%
Quality Systems	1,242,000	$15,835,500

HOTELS, RESTAURANTS & LEISURE — 2.1%
La Quinta Holdings *	1,126,000	23,893,720

HOUSEHOLD DURABLES — 3.3%
Energizer Holdings	533,230	20,534,687
TiVo *	1,748,055	17,410,628

		37,945,315

INSURANCE — 4.1%
ProAssurance	559,000	26,994,110
Third Point Reinsurance *	1,376,000	20,447,360

		47,441,470

INTERNET SOFTWARE & SERVICES — 1.0%
Orbitz Worldwide *	1,058,000	11,934,240

IT SERVICES — 4.3%
Cardtronics *	745,420	27,632,719
EVERTEC	1,162,000	21,868,840

		49,501,559

MACHINERY — 0.4%
Actuant, Cl A	172,390	3,975,314

MEDIA — 2.2%
Cable One *	5,594	2,322,741
Sinclair Broadcast Group, Cl A	802,000	23,274,040

		25,596,781

METALS & MINING — 2.1%
Kaiser Aluminum	289,000	24,406,050

PHARMACEUTICALS — 2.7%
Lannett *	140,715	8,386,614
Medicines *	725,000	22,757,750

		31,144,364

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.5%
Starwood Waypoint Residential Trust REIT	719,000	17,601,120

SEMI-CONDUCTORS & INSTRUMENTS — 5.6%
Lattice Semiconductor *	2,912,000	14,327,040
Microsemi *	745,000	24,540,300
Rambus *	135,275	1,770,750
Synaptics *	297,000	23,575,860

		64,213,950

SOFTWARE — 3.9%
AVG Technologies *	757,000	21,756,180

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOFTWARE — continued
Mentor Graphics	904,000	$23,585,360

		45,341,540

SPECIALTY RETAIL — 11.0%
Buckle	552,000	24,414,960
Express *	1,122,000	21,362,880
Finish Line, Cl A	633,000	17,401,170
Genesco *	364,000	23,547,160
Group 1 Automotive	224,000	21,721,280
Sonic Automotive, Cl A	768,000	17,886,720

		126,334,170

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.2%
Diebold	746,000	25,401,300

TRADING COMPANIES & DISTRIBUTORS — 5.8%
Aircastle	1,099,000	26,452,930
Atlas Air Worldwide Holdings *	356,000	17,497,400
GATX	435,000	23,072,400

		67,022,730

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Telephone & Data Systems	844,000	24,822,040

TOTAL COMMON STOCK (Cost $996,287,806)		1,081,435,661

SHORT-TERM INVESTMENT (A) — 6.0%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $68,637,100)	68,637,100	68,637,100

TOTAL INVESTMENTS — 100.0% (Cost $1,064,924,906) †		$1,150,072,761

Percentages are based on Net Assets of $1,150,275,255.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2015.

Cl — Class

REIT — Real Estate Investment Trust

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, the Fund held no Level 3 securities.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,064,924,906, and the unrealized appreciation and depreciation were $134,821,768 and $(49,673,913), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.0%
	Shares	Value

BRAZIL — 1.7%
Embraer ADR	339,500	$9,455,075

FRANCE — 11.8%
Accor	200,500	9,896,517
Atos	160,000	12,254,115
AXA	452,000	11,985,416
Societe Generale	251,000	12,423,821
Unibail-Rodamco	37,500	10,038,946
Vivendi	429,500	11,357,952

		67,956,767

GERMANY — 10.0%
adidas	219,000	18,018,926
Daimler	110,500	9,936,576
Deutsche Post	338,500	10,292,255
GEA Group	229,000	9,753,563
Infineon Technologies	859,000	9,685,223

		57,686,543

ISRAEL — 1.8%
Check Point Software Technologies *	127,500	10,298,175

JAPAN — 18.7%
Denso	234,000	11,615,481
Mitsubishi Estate	467,000	10,384,479
Nippon Telegraph & Telephone ADR	306,000	11,820,780
Otsuka Holdings	311,000	11,177,876
Secom	156,000	10,523,815
Seven & I Holdings	256,500	11,850,406
Sumitomo Mitsui Financial Group ADR	1,859,000	17,214,340
Suntory Beverage & Food	278,000	11,757,698
Toray Industries	1,351,000	10,766,999

		107,111,874

NETHERLANDS — 10.0%
Aegon	1,483,000	11,476,005
Heineken	149,000	11,810,032
Koninklijke DSM	203,500	11,693,774
Koninklijke KPN	3,052,000	12,139,211
Koninklijke Philips	374,000	10,460,513

		57,579,535

SINGAPORE — 1.7%
Global Logistic Properties	5,897,000	9,912,373

SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria ADR	1,151,000	11,648,120

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

SWEDEN — 2.0%
Telefonaktiebolaget LM Ericsson ADR	1,056,000	$11,330,880

SWITZERLAND — 9.1%
Julius Baer Group	227,000	12,624,233
Novartis ADR	106,500	11,049,375
Roche Holding	57,750	16,770,393
Syngenta	28,400	11,760,691

		52,204,692

UNITED KINGDOM — 23.2%
AstraZeneca	171,000	11,527,730
Barclays	2,924,000	13,184,510
BG Group	677,000	11,541,814
HSBC Holdings ADR	249,000	11,222,430
Markit *	453,000	12,058,860
Sky	1,119,000	19,906,682
Smith & Nephew ADR	319,000	11,806,190
Vodafone Group ADR	473,000	17,869,940
William Hill	2,091,000	13,211,914
WPP	479,500	10,999,423

		133,329,493

TOTAL COMMON STOCK (Cost $501,096,419)		528,513,527

SHORT-TERM INVESTMENT (A) — 8.0%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $45,703,483)	45,703,483	45,703,483

TOTAL INVESTMENTS — 100.0% (Cost $546,799,902) †		$574,217,010

Percentages are based on Net Assets of $574,471,397.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2015, all of the Fund’s investments in securities were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended July 31, 2015, the Fund held no Level 3 securities.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $546,799,902, and the unrealized appreciation and depreciation were $37,234,819 and $(9,817,711), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 81.0%
	Shares	Value

AUSTRIA — 1.4%
Schoeller-Bleckmann Oilfield Equipment	310	$17,629

BERMUDA — 1.8%
GP Investments, Cl B *	11,765	22,521

CANADA — 1.4%
Precision Drilling	3,425	17,433

CHINA — 2.1%
Greatview Aseptic Packaging	44,000	25,825

FRANCE — 13.2%
Eurazeo	351	22,946
Ipsen	460	29,742
Naturex *	400	31,820
Saft Groupe	715	29,363
Technicolor	3,130	24,902
UBISOFT Entertainment *	1,205	23,552

		162,325

GERMANY — 7.8%
ElringKlinger	710	17,219
Jenoptik	2,000	26,317
STADA Arzneimittel	705	27,289
Wincor Nixdorf	567	24,244

		95,069

HONG KONG — 1.6%
Yingde Gases Group	32,000	19,029

ITALY — 5.3%
Azimut Holding	770	19,362
Piaggio	7,218	23,143
Sorin *	7,652	22,218

		64,723

JAPAN — 21.6%
Chiyoda	2,000	16,143
FamilyMart	525	25,425
GS Yuasa	5,000	19,977
Horiba	600	22,713
Keihin	1,350	19,188
Kenedix Office Investment	4	18,532
Sapporo Holdings	6,000	22,858
SCREEN Holdings	3,000	15,787
Sumitomo Osaka Cement	7,000	26,272
T Hasegawa	1,700	24,767
Trend Micro ADR	790	28,993

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Ube Industries	14,000	$24,521

		265,176

LUXEMBOURG — 1.8%
Adecoagro *	2,570	22,230

MEXICO — 1.8%
Prologis Property Mexico REIT	12,640	21,452

NETHERLANDS — 2.0%
PostNL *	5,760	24,896

PHILIPPINES — 1.9%
Bloomberry Resorts *	112,000	23,754

SWEDEN — 2.0%
Com Hem Holding	2,746	24,401

SWITZERLAND — 3.4%
Aryzta *	350	17,870
EFG International	2,075	24,288

		42,158

TAIWAN — 1.5%
Chicony Electronics	7,000	18,203

UNITED KINGDOM — 10.4%
Britvic	2,245	24,050
Countrywide	2,768	22,504
ICAP	2,869	23,124
Premier Oil *	7,685	16,058
SThree	3,979	24,092
Stock Spirits Group	6,030	18,373

		128,201

TOTAL COMMON STOCK (Cost $983,191)		995,025

SHORT-TERM INVESTMENT (A) — 17.5%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $214,269)	214,269	214,269

TOTAL INVESTMENTS — 98.5% (Cost $1,197,460) †		$1,209,294

Percentages are based on Net Assets of $1,228,146.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
JULY 31, 2015 (Unaudited)

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended July 31, 2015, the Fund held no Level 3 securities.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,197,460, and the unrealized appreciation and depreciation were $95,506 and $(83,672), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-0200

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.7%
	Shares	Value
AIR FREIGHT & LOGISTICS — 3.7%
Deutsche Post ADR	1,229	$37,214
United Parcel Service, Cl B	390	39,920

		77,134

AUTOMOBILES — 1.8%
Ford Motor	2,550	37,817

BANKS — 13.8%
Banco Bilbao Vizcaya Argentaria ADR	3,490	35,319
Barclays ADR	2,500	44,950
Citigroup	755	44,137
Citizens Financial Group	1,445	37,671
HSBC Holdings ADR	903	40,698
Regions Financial	3,730	38,755
Sumitomo Mitsui Financial Group ADR	4,885	45,235

		286,765

BEVERAGES — 4.1%
Coca-Cola	980	40,258
Suntory Beverage & Food ADR	2,100	44,331

		84,589

BIOTECHNOLOGY — 2.0%
Baxalta	1,250	41,038

CAPITAL MARKETS — 2.1%
Julius Baer Group Ltd. ADR	4,048	44,609

CHEMICALS — 4.9%
Huntsman	1,715	32,585
Koninklijke DSM ADR	2,395	34,177
Monsanto	340	34,643

		101,405

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Secom ADR	2,580	43,512

COMMUNICATIONS EQUIPMENT — 3.6%
QUALCOMM	580	37,346
Telefonaktiebolaget LM Ericsson ADR	3,555	38,145

		75,491

CONSUMER FINANCE — 3.6%
American Express	490	37,269
Capital One Financial	463	37,642

		74,911

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Nippon Telegraph & Telephone ADR	1,150	44,425

ENERGY EQUIPMENT & SERVICES — 1.8%
Baker Hughes	625	36,344

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FOOD & STAPLES RETAILING — 2.1%
Seven & I Holdings Ltd. ADR	1,859	$42,878

FOOD PRODUCTS — 1.0%
Tyson Foods, Cl A	480	21,288

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Smith & Nephew ADR	1,144	42,340

HEALTH CARE PROVIDER & SERVICES — 2.2%
Universal Health Services, Cl B	310	45,021

HOTELS, RESTAURANTS & LEISURE — 3.6%
McDonald’s	415	41,442
MGM Resorts International *	1,745	34,237

		75,679

INDUSTRIAL CONGLOMERATES — 2.0%
Koninklijke Philips	1,520	42,271

INSURANCE — 3.9%
AXA ADR	1,555	40,912
Willis Group Holdings	870	40,446

		81,358

INTERNET SOFTWARE & SERVICES — 1.8%
Google, Cl A *	58	38,135

IT SERVICES — 2.1%
Atos ADR	2,800	42,672

LIFE SCIENCES TOOLS & SERVICES — 4.1%
Agilent Technologies	939	38,452
PerkinElmer	890	47,099

		85,551

MEDIA — 8.3%
Comcast, Cl A	687	42,876
Markit *	1,544	41,101
Sky ADR	644	45,878
WPP ADR	370	42,602

		172,457

OIL, GAS & CONSUMABLE FUELS — 3.3%
Anadarko Petroleum	475	35,316
EOG Resources	430	33,192

		68,508

PHARMACEUTICALS — 2.2%
AbbVie	650	45,506

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Unibail-Rodamco ADR	1,316	35,124

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
SELECT FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Mitsubishi Estate ADR	1,715	$38,296

SOFTWARE — 2.0%
Synopsys *	798	40,570

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.9%
EMC	1,468	39,475

WIRELESS TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group ADR	1,168	44,127

TOTAL COMMON STOCK (Cost $1,776,119)		1,949,296

SHORT-TERM INVESTMENT (A) — 6.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $133,061)	133,061	133,061

TOTAL INVESTMENTS — 100.1% (Cost $1,909,180) †		$2,082,357

Percentages are based on Net Assets of $2,080,656.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, the Fund held no Level 3 securities.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $1,909,180, and the unrealized appreciation and depreciation were $234,860 and $(61,683), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.1%
	Shares	Value
AUTOMOBILES — 3.9%
Ford Motor	400,000	$5,932,000

BANKS — 7.3%
Citizens Financial Group	250,000	6,517,500
Mitsubishi UFJ Financial Group ADR	625,000	4,581,250

		11,098,750

BIOTECHNOLOGY — 3.2%
Baxalta	150,000	4,924,500

COMMUNICATIONS EQUIPMENT — 3.4%
QUALCOMM	80,000	5,151,200

CONSUMER FINANCE — 7.0%
American Express	60,000	4,563,600
Capital One Financial	75,000	6,097,500

		10,661,100

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
Koninklijke KPN	1,200,000	4,772,953

HEALTH CARE TECHNOLOGY — 3.3%
Quality Systems	400,000	5,100,000

HOTELS, RESTAURANTS & LEISURE — 9.4%
MGM Resorts International *	325,000	6,376,500
William Hill	1,250,000	7,898,084

		14,274,584

INSURANCE — 2.5%
Aegon	500,000	3,850,000

INTERNET SOFTWARE & SERVICES — 4.7%
Google, Cl A *	11,000	7,232,500

IT SERVICES — 3.0%
VeriFone Systems *	140,000	4,505,200

MEDIA — 3.5%
Sky	300,000	5,336,912

OIL, GAS & CONSUMABLE FUELS — 1.2%
Anadarko Petroleum	25,000	1,858,750

PHARMACEUTICALS — 9.3%
AbbVie	120,000	8,401,200
AstraZeneca ADR	170,000	5,744,300

		14,145,500

SEMI-CONDUCTORS & INSTRUMENTS — 8.1%
Lattice Semiconductor *	900,000	4,428,000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares/ Contracts	Value
SEMI-CONDUCTORS & INSTRUMENTS — continued
Synaptics *	100,000	$7,938,000

		12,366,000

SOFTWARE — 7.1%
Activision Blizzard	200,000	5,158,000
AVG Technologies *	200,000	5,748,000

		10,906,000

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.5%
EMC	200,000	5,378,000

TEXTILES, APPAREL & LUXURY GOODS — 4.6%
adidas	85,000	6,993,647

TOTAL COMMON STOCK (Cost $125,673,196)		134,487,596

SHORT-TERM INVESTMENT (A) — 2.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $3,301,351)	3,301,351	3,301,351

TOTAL INVESTMENTS — 90.2% (Cost $128,974,547) †		$137,788,947

PURCHASED EQUITY OPTIONS ††(B) — 11.2%
AUTOMOBILES — 1.3%
Ford Motor, Call, Expires: 01/15/16, Strike Price: $10.00 *	4,000	2,000,000

CONSUMER FINANCE — 0.8%
American Express Call, Expires: 01/20/17, Strike Price: $60.00 *	700	1,218,000

INSURANCE — 1.1%
Aegon Call, Expires: 12/18/2015, Strike Price: $4.00 *	5,000	1,657,276

MEDIA — 2.4%
Sky Call, Expires: 06/17/2016, Strike Price: $5.60 *	400	3,626,603

PHARMACEUTICALS — 0.5%
AstraZeneca Call, Expires: 01/20/2017, Strike Price: $25.00 *	1,000	860,000

SEMI-CONDUCTORS & INSTRUMENTS — 1.4%
Synaptics Call, Expires: 01/15/16, Strike Price: $50.00 *	700	2,086,000

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.7%
EMC, Call, Expires: 01/15/16, Strike Price: $18.00 *	3,000	2,640,000

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
adidas Call, Expires: 06/16/2017, Strike Price: $48.00 *	1,000	2,998,564

TOTAL PURCHASED EQUITY OPTIONS (Cost $16,221,344)		$17,086,443

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE
VALUE FUND
JULY 31, 2015 (Unaudited)

Percentages are based on Net Assets of $152,697,441.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2015.

(B)  All of the purchased equity options are exchange traded, unless noted otherwise.

Equity Swaps held by the Fund at July 31, 2015, were as follows:

Company Reference	Counterparty	Termination Date	Receive/(Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
EMC	Goldman Sachs	08/18/2016	(1 Month LIBOR plus 0.50%)	200,000	$5,082,920	$294,011
Powershares QQQ Trust	Goldman Sachs	11/06/2015	1 Month LIBOR plus 0.50%	(70,000)	(6,890,260)	(1,028,615)
QUALCOMM	Goldman Sachs	12/10/2015	(1 Month LIBOR plus 0.50%)	120,000	8,182,381	(357,887)
SPDR S&P Semiconductor ETF	Goldman Sachs	12/10/2015	1 Month LIBOR plus 1.97%	(40,000)	(2,875,980)	(401,359)
WMware, Cl A	Goldman Sachs	08/18/2016	1 Month LIBOR plus 0.50%	(40,000)	(3,372,384)	(193,138)

						$(1,686,988)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

SPDR  — Standard & Poor’s Depositary Rate

For the period ended July 31, 2015, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of July 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$134,487,596	$—	$—	$134,487,596
Short-Term Investment	3,301,351	—	—	3,301,351
Purchased Equity Options	17,086,443	—	—	17,086,443
Equity Swaps — Assets‡	—	294,011	—	294,011

Total Assets	$154,875,390	$294,011	$—	$155,169,401

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps – Liabilities‡	$—	$1,980,999	$—	$1,980,999

Total Liabilities	$—	$1,980,999	$—	$1,980,999

‡	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, the Fund held no Level 3 securities.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $128,974,547, and the unrealized appreciation and depreciation were $14,075,070 and $(5,260,670), respectively.

††	For period ended July 31, 2015, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015